INVESCO TAX-EXEMPT SECURITIES FUND
Fund Summary
Investment Objective
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
~ http://invesco.com/us/role/ShareholderFees row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact aimtef909466 _S000027864_Member * ~ Rows and columns are reversed here due to transposition

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
~ http://invesco.com/us/role/AnnualFundOperatingExpenses row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact aimtef909466 _S000027864_Member * ~ Rows and columns are reversed here due to transposition

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

~ http://invesco.com/us/role/ExpenseExample row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact aimtef909466 _S000027864_Member * ~ Rows and columns are reversed here due to transposition

You would pay the following expenses if you did not redeem your shares:
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Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Tax-Exempt Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 7% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and/or their respective agencies. The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal income taxes. In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

The municipal obligations will have the following ratings at the time of purchase:

• municipal bonds—within the four highest grades by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (S&P), or Fitch Ratings (Fitch);

• municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

• municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

The Fund may also invest in unrated securities which are judged by the Adviser to have comparable quality to the securities described above. Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade (commonly known as junk bonds) or, if unrated, of comparable quality as determined by the Adviser.

The Fund may also invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest up to 20% of its assets in taxable money market instruments or securities that pay interest income subject to the alternative minimum tax, and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors.

In addition, the Fund may invest in lease obligations and private activity bonds.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance such projects as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain ‘non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Bond Insurance Risk. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark compromised of funds with similar investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
~ http://invesco.com/us/role/AnnualTotalReturnsBarChart row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact aimtef909466 _S000027864_Member * ~ Rows and columns are reversed here due to transposition

Class A Shares year-to-date (ended March 31, 2011): 0.03% Best Quarter (ended September 30, 2009): 10.68% Worst Quarter (ended December 31, 2010): (5.83)%
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://invesco.com/us/role/AverageAnnualTotalReturns row period compact * row primary compact * column rr_ProspectusShareClassAxis compact * column rr_PerformanceMeasureAxis compact * row dei_DocumentInformationDocumentAxis compact aimtef909466 _S000027864_Member * ~ Rows and columns are reversed here due to transposition

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Shareholder Fees (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
May 02, 2011
CLASS A
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
CLASS B
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%
CLASS C
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
CLASS Y
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
	May 02, 2011
CLASS A
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	0.83%	[1]
CLASS B
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.60%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	1.18%	[1]
CLASS C
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.70%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	1.28%	[1]
CLASS Y
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	0.58%	[1]

[1]	"Other Expenses", "Total Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Expense Example (INVESCO TAX-EXEMPT SECURITIES FUND, USD $)	12 Months Ended
May 02, 2011
CLASS A
Expense Example:
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 556
3 Years	727
5 Years	914
10 Years	1,452
CLASS B
Expense Example:
Expense Example, By Year, Column [Text]	Class B
1 Year	620
3 Years	675
5 Years	849
10 Years	1,334
CLASS C
Expense Example:
Expense Example, By Year, Column [Text]	Class C
1 Year	230
3 Years	406
5 Years	702
10 Years	1,545
CLASS Y
Expense Example:
Expense Example, By Year, Column [Text]	Class Y
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726

Expense Example, No Redemption (INVESCO TAX-EXEMPT SECURITIES FUND, USD $)	12 Months Ended
May 02, 2011
CLASS A
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 556
3 Years	727
5 Years	914
10 Years	1,452
CLASS B
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	120
3 Years	375
5 Years	649
10 Years	1,334
CLASS C
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	130
3 Years	406
5 Years	702
10 Years	1,545
CLASS Y
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 725

Annual Total Returns Bar Chart (INVESCO TAX-EXEMPT SECURITIES FUND, CLASS A)	12 Months Ended
May 02, 2011
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS A
Annual Total Returns
'01	4.05%
'02	9.03%
'03	5.53%
'04	3.82%
'05	3.46%
'06	5.19%
'07	1.42%
'08	(10.93%)
'09	18.76%
'10	1.72%

Average Annual Total Returns (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
May 02, 2011
Return Before Taxes | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return Before Taxes
1 Year	(3.12%)
5 Years	1.79%
10 Years	3.47%
Inception Date	Mar 27, 1980
Return Before Taxes | CLASS B
Average Annual Return:
Column	Class B: Inception (07/28/97)
1 Year	(3.61%)
5 Years	2.09%
10 Years	3.63%
Inception Date	Jul 28, 1997
Return Before Taxes | CLASS C
Average Annual Return:
Column	Class C: Inception (07/28/97)
1 Year	0.17%
5 Years	2.29%
10 Years	3.44%
Inception Date	Jul 28, 1997
Return Before Taxes | CLASS Y
Average Annual Return:
Column	Class Y: Inception (03/27/80)
1 Year	1.93%
5 Years	3.04%
10 Years	4.18%
Inception Date	Mar 27, 1980
After Taxes on Distributions | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return After Taxes on Distributions
1 Year	(3.13%)
5 Years	1.72%
10 Years	3.36%
Inception Date	Mar 27, 1980
After Taxes on Distributions and Sales | CLASS A
Average Annual Return:
Column	Class A: Inception (03/27/80)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	(0.50%)
5 Years	2.15%
10 Years	3.59%
Inception Date	Mar 27, 1980
Barclays Capital Municipal Index
Average Annual Return:
Label	Barclays Capital Municipal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Lipper General Municipal Debt Funds Index
Average Annual Return:
Label	Lipper General Municipal Debt Funds Index
1 Year	1.66%
5 Years	3.05%
10 Years	4.11%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000909466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
INVESCO TAX-EXEMPT SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
Fees and Expenses of the Fund	aimtef909466_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimtef909466_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses", "Total Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimtef909466_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Tax-Exempt Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 7% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and/or their respective agencies. The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal income taxes. In selecting securities for purchase and sale, the Adviser uses its research capabilities to identify and monitor investment opportunities. In conducting its research and analysis, the Adviser considers a number of factors, including general market and economic conditions and credit and interest rate risk. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

The municipal obligations will have the following ratings at the time of purchase:

• municipal bonds—within the four highest grades by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (S&P), or Fitch Ratings (Fitch);

• municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

• municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

The Fund may also invest in unrated securities which are judged by the Adviser to have comparable quality to the securities described above. Additionally, the Fund may invest up to 5% of its net assets in municipal obligations rated below investment grade (commonly known as junk bonds) or, if unrated, of comparable quality as determined by the Adviser.

The Fund may also invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Fund may invest up to 20% of its assets in taxable money market instruments or securities that pay interest income subject to the alternative minimum tax, and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors.

In addition, the Fund may invest in lease obligations and private activity bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance such projects as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project.

Interest Rate Risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain ‘non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds. The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Fund’s value. The Fund’s private activity bond holdings also may pay interest subject to the alternative minimum tax.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust.

Bond Insurance Risk. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimtef909466_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark compromised of funds with similar investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark compromised of funds with similar investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended March 31, 2011): 0.03% Best Quarter (ended September 30, 2009): 10.68% Worst Quarter (ended December 31, 2010): (5.83)%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
INVESCO TAX-EXEMPT SECURITIES FUND | Return Before Taxes | CLASS A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (03/27/80)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1980
INVESCO TAX-EXEMPT SECURITIES FUND | Return Before Taxes | CLASS B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (07/28/97)
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
INVESCO TAX-EXEMPT SECURITIES FUND | Return Before Taxes | CLASS C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (07/28/97)
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
INVESCO TAX-EXEMPT SECURITIES FUND | Return Before Taxes | CLASS Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (03/27/80)
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1980
INVESCO TAX-EXEMPT SECURITIES FUND | After Taxes on Distributions | CLASS A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (03/27/80)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1980
INVESCO TAX-EXEMPT SECURITIES FUND | After Taxes on Distributions and Sales | CLASS A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (03/27/80)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 1980
INVESCO TAX-EXEMPT SECURITIES FUND | Barclays Capital Municipal Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
INVESCO TAX-EXEMPT SECURITIES FUND | Lipper General Municipal Debt Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General Municipal Debt Funds Index
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	4.11%
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	556
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	1,452
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	556
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,452
Annual Total Returns	rr_BarChartTableAbstract
'01	rr_AnnualReturn2001	4.05%
'02	rr_AnnualReturn2002	9.03%
'03	rr_AnnualReturn2003	5.53%
'04	rr_AnnualReturn2004	3.82%
'05	rr_AnnualReturn2005	3.46%
'06	rr_AnnualReturn2006	5.19%
'07	rr_AnnualReturn2007	1.42%
'08	rr_AnnualReturn2008	(10.93%)
'09	rr_AnnualReturn2009	18.76%
'10	rr_AnnualReturn2010	1.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.83%)
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	849
10 Years	rr_ExpenseExampleYear10	1,334
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,334
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	230
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	406
5 Years	rr_ExpenseExampleNoRedemptionYear05	702
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,545
INVESCO TAX-EXEMPT SECURITIES FUND | CLASS Y
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.58%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	725

[1]	"Other Expenses", "Total Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.